UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government
Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2007

Date of reporting period:	8/31/2006

Item 1 – Reports to Stockholders

Dryden Government Income Fund, Inc.

AUGUST 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Government securities

OBJECTIVE

High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

October 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Government Income Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Income Fund, Inc.

Dryden Government Income Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Government Income Fund, Inc. is high current return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns as of 8/31/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	1.08%	0.89%	21.96%	73.71%	—
Class B	0.70	0.02	17.82	62.88	—
Class C	0.83	0.27	18.95	65.07	—
Class R	0.96	0.60	N/A	N/A	7.04% (5/17/04)
Class Z	1.20	1.13	23.34	77.46	—
Lehman Brothers Government Bond Index[2]	1.72	1.18	24.69	84.36	**
Lehman Brothers U.S. Aggregate ex-Credit Index[3]	1.91	2.02	25.40	—	***
Lipper General U.S. Government Funds Avg.[4]	0.97	0.19	19.61	69.17	****

Average Annual Total Returns[5] as of 9/30/06
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–2.02%	2.78%	5.08%	—
Class B		–3.19	2.85	4.89	—
Class C		0.98	3.22	5.03	—
Class R		2.31	N/A	N/A	3.20% (5/17/04)
Class Z		2.84	3.97	5.79	—
Lehman Brothers Government Bond Index[2]		3.30	4.34	6.23	**
Lehman Brothers U.S. Aggregate ex-Credit Index[3]		3.76	4.46	—	***
Lipper General U.S. Government Funds Avg[4]		2.29	3.50	5.29	****

Distributions and Yields as of 8/31/06
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.20	3.50%
Class B	$0.17	2.91
Class C	$0.18	3.16
Class R	$0.19	3.46
Class Z	$0.21	3.92

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1 Inception date returns are provided for any share class with less than 10 calendar years of returns.

2 The Lehman Brothers Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between 1 and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed.

3 The Lehman Brothers U.S. Aggregate ex-Credit Index represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

4 The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues.

5 The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Government Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**Lehman Brothers Government Bond Index Closest Month-End to Inception cumulative total return as of 8/31/06 is 8.61% for Class R. Lehman Brothers Government Bond Index Closest Month-End to Inception average annual total return as of 9/30/06 is 4.00% for Class R.

***Lehman Brothers U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as of 8/31/06 is 9.54% for Class R. Lehman U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 9/30/06 is 4.34% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/06 is 7.26% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/06 is 3.42% for Class R.

Dryden Government Income Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues* expressed as a percentage of net assets as of 8/31/06
Federal National Mortgage Association, 5.50%, 8/01/15-11/01/35	11.5%
Federal Home Loan Mortgage Corp., 3.875%, 6/15/08	6.7
Federal National Mortgage Association, 5.30%, 2/22/11	5.8
United States Treasury Inflation Index, 3.875%, 1/15/09	5.0
Federal National Mortgage Association, 5.00%, TBA	4.4

* Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2006, at the beginning of the period, and held through the six-month period ended August 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Government Income Fund, Inc.	5

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Income Fund, Inc.		Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,010.80	0.99%	$5.02
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

Class B	Actual	$1,000.00	$1,007.00	1.74%	$8.80
	Hypothetical	$1,000.00	$1,016.43	1.74%	$8.84

Class C	Actual	$1,000.00	$1,008.30	1.49%	$7.54
	Hypothetical	$1,000.00	$1,017.69	1.49%	$7.58

Class R	Actual	$1,000.00	$1,009.60	1.24%	$6.28
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

Class Z	Actual	$1,000.00	$1,012.00	0.74%	$3.75
	Hypothetical	$1,000.00	$1,021.48	0.74%	$3.77

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2007 (to reflect the six-month period).

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Schedule of Investments

as of August 31, 2006 (Unaudited)

Principal Amount (000)		Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.8%

Collateralized Mortgage Obligations 7.1%
		Federal Home Loan Mortgage Corp., Ser. 2496, Class PM,
$9,000		5.50%, 9/15/17	$8,900,620
7,000		Ser. 2501, Class MC, 5.50%, 9/15/17	7,016,935
6,650		Ser. 2513, Class HC, 5.00%, 10/15/17	6,442,489
5,500		Ser. 2518, Class PV, 5.50%, 6/15/19	5,399,908
		Federal National Mortgage Association, Ser. 1993-29, Class PH,
832		6.50%, 1/25/23	831,387
11,050		Ser. 2002-18, Class PC, 5.50%, 4/25/17	11,110,453
7,400		Ser. 2002-57, Class ND, 5.50%, 9/25/17	7,405,406
18,000		Ser. 2002-94, Class HQ, 4.50%, 1/25/18	16,946,724
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
2,104		4.17%, 2/25/34	2,068,840

		Total collateralized mortgage obligations	66,122,762

Commercial Mortgage Backed Securities 6.0%
5,000		Bank of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.86%, 7/10/43	4,793,462
441	(d)	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1, 7.64%, 2/15/32	450,781
10,800		Ser. 2004-T16, Class A5, 4.60%, 2/13/46	10,321,655
5,000		Ser. 2005-PWR8, Class A4, 4.674%, 6/11/41	4,723,422
5,000		CS First Boston Mortgage Securities Corp., Ser. 2005-C3, Class A4, 4.686%, 7/15/37	4,733,304

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	7

Schedule of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)		Description	Value (Note 1)

$1,246		First Union National Bank Commercial Mortgage Trust, Ser. 2000-C1, Class A1 7.739%, 5/17/32	$1,265,266
18,200		GS Mortgage Securities Corp. II, Ser. 2003-C1, Class A3, 4.608%, 1/10/40	17,469,356
5,000		Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB 5.844%, 5/12/39	5,088,296
3,625		Morgan Stanley Capital I, Ser. 2005-T19, Class AAB, 4.852%, 6/12/47	3,527,330
3,552		Morgan Stanley Dean Witter Capital I, Ser. 2001-TOP1, Class A2, 6.32%, 2/15/33	3,566,008

		Total commercial mortgage backed securities	55,938,880

Corporate Bonds 1.0%
11,851		New Jersey Economic Development Authority, Ser. B, Zero coupon, 2/15/12	8,936,247

Mortgage Backed Securities 45.7%
		Federal Home Loan Mortgage Corp.,
23,500	(a)	5.00%, TBA	22,508,582
39,833		5.00%, 6/1/33 - 5/1/34	38,308,619
7,500	(a)	6.00%, TBA	7,509,375
3,025		6.00%, 8/1/32 - 9/1/34	3,037,284
2,314		6.50%, 8/1/10 - 9/1/32	2,353,840
3,055		7.00%, 8/1/11 - 9/1/32	3,089,248
46	(b)	7.50%, 6/1/24	47
290		8.00%, 3/1/22 - 5/1/23	305,681
224		8.50%, 6/1/07 - 9/1/19	237,603
297		9.00%, 1/1/20	314,695
188		11.50%, 10/1/19	205,718
		Federal National Mortgage Association,
5,641		4.007%, 9/1/33 FRN	5,471,150
6,417		4.253%, 4/1/34 FRN	6,301,305
6,524		4.438%, 6/1/34 FRN	6,417,931
7,947		4.878%, 10/1/34 FRN	7,828,904
13,162		4.989%, 6/1/36 FRN	12,997,398
42,000	(a)	5.00%, TBA	41,115,703
23,940		5.00%, 7/1/18 - 3/1/34	23,403,055

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

$109,478		5.50%, 8/1/15 - 11/1/35	$107,606,487
8,000	(a)	6.00%, TBA	8,082,504
19,716		6.00%, 11/1/14 - 1/1/36	19,763,883
4,601		6.276%, 3/1/11 FRN	4,746,916
19,000	(a)	6.50%, TBA	19,267,178
17,095		6.50%, 4/1/09 - 10/1/32	17,395,480
24,706		7.00%, 4/1/11 - 2/1/36	25,352,196
3,425		7.50%, 12/1/06 - 10/1/26	3,469,951
28		8.50%, 6/1/17 - 3/1/25	29,874
241		9.00%, 4/1/25	262,428
57		9.50%, 1/1/25 - 2/1/25	63,010
		Government National Mortgage Association,
5,000	(a)	5.00%, TBA	4,843,750
14,653		5.00%, 7/15/33 - 4/15/34	14,205,413
6,000	(a)	5.50%, TBA	5,941,872
10,408		7.00%, 2/15/09 - 2/15/29	10,737,857
1,565		7.50%, 7/15/07 - 7/15/24	1,623,996
1,109		8.50%, 4/15/25	1,198,301
764		9.50%, 10/15/09 - 8/20/21	829,410

			426,826,644

Small Business Administration Agency 3.3%
2,318		Small Business Administration Participation Certificates, Ser. 1995-20B, 8.15%, 2/1/15	2,438,603
6,243		Ser. 1995-20L, 6.45%, 12/1/15	6,392,464
7,776		Ser. 1996-20H, 7.25%, 8/1/16	8,080,706
5,542		Ser. 1996-20K, 6.95%, 11/1/16	5,727,479
2,328		Ser. 1997-20A, 7.15%, 1/1/17	2,416,500
5,832		Ser. 1998-20I, 6.00%, 9/1/18	5,941,750

		Total small business administration agency	30,997,502

Sovereign Bonds 2.7%
AUD 5,525		Australian Government, 6.25%, 4/15/15	4,381,347
EUR 2,025		Deutsche Bundesrepublik, 3.75%, 1/4/15	2,598,154

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	9

Schedule of Investments

as of August 31, 2006 (Unaudited) Cont’d

Principal Amount (000)		Description	Value (Note 1)

$1,220		Deutsche Bundesrepublik, Ser. 05, 4.00%, 1/4/37	$1,557,303
JPY 107,150		Japan Government, 2.50%, 3/20/36	934,575
SEK 93,610		Sweden Government, 6.75%, 5/5/14	15,538,371

		Total sovereign bonds	25,009,750

U.S. Government Agency Securities 24.9%
$16,705		Federal Farm Credit Bank, 5.375%, 7/18/11	16,943,347
7,110		Federal Home Loan Bank, 5.375%, 8/19/11	7,210,144
460		5.625%, 6/13/16	469,572
8,000		9.148%, 2/20/07 FRN	8,002,880
63,460	(c)	Federal Home Loan Mortgage Corp., 3.875%, 6/15/08	62,167,637
1,180		4.75%, 1/18/11	1,166,916
8,920		5.50%, 7/18/16	9,182,096
510		5.75%, 6/27/16	526,774
23,660	(c)	Federal National Mortgage Association, 4.50%, 2/15/11	23,187,911
18,335		5.25%, 9/25/16	18,548,750
54,190		5.30%, 2/22/11	53,850,119
10,000		Financing Corp. Fico, Zero Coupon, 5/11/18	5,499,230
23,590		Tennessee Valley Authority, Ser. B, 4.375%, 6/15/15	22,437,062
3,115		5.88%, 4/1/36	3,390,129

		Total U.S. government agency securities	232,582,567

U.S. Government Treasury Obligations 9.1%
5,250		United States Treasury Bonds, 4.50%, 2/15/36	4,941,153
9,600		8.125%, 5/15/21	12,772,502
20		United States Treasury Notes, 4.875%, 4/30/08	20,009
8,136	(c)	United States Treasury Inflation Index, 2.375%, 4/15/11	8,169,524
44,846	(c)	3.875%, 1/15/09	46,338,106
25,960		United States Treasury Strip, Zero coupon, 5/15/19 - 8/15/20	13,305,277

		Total U.S. government treasury obligations	85,546,571

		Total long-term investments (cost $937,952,371)	931,960,923

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

SHORT-TERM INVESTMENTS 15.7%

Affiliated Mutual Funds
7,702,407		Dryden Core Investment Fund-Dryden Short-Term Core Bond Series (cost $77,063,567)(Note 3)(f)	$77,101,093
69,160,429	(e)	Dryden Core Investment Fund-Taxable Money Market Series (cost $69,160,429; includes $37,443,517 of cash collateral received for securities on loan)(Note 3)(f)	69,160,429

		Total short-term investments (cost $146,223,996)	146,261,522

Contracts

OUTSTANDING OPTIONS PURCHASED

Options
114		90 Day Euro, expiring 9/18/06 @ $95.25 (cost $132,181)	713

		Total Investments, Before Outstanding Investments Sold Short And Options Written 115.5% (cost $1,084,308,548; Note 5)	1,078,223,158

Principal Amount (000)

INVESTMENTS SOLD SHORT (2.3%)

Mortgage Backed Securities
		Federal National Mortgage Association,
$22,000	(a)	5.50%, TBA (proceeds $21,479,219)	(21,580,625)

Contracts

OUTSTANDING OPTIONS WRITTEN

Options
114		90 Day Euro, expiring 9/18/06 @ $95.75 (premiums received $60,119)	(713)

		Total Investments, Net of Outstanding Options Written and Investments Sold Short 113.2% (cost $1,062,769,210)	1,056,641,820
		Other liabilities in excess of other assets(g) (13.2%)	(123,230,818)

		Net Assets 100.0%	$933,411,002

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	11

Schedule of Investments

as of August 31, 2006 (Unaudited) Cont’d.

AUD—Australian Dollar

EUR—Euro

FRN—Floating Rate Note

JPY—Japanese Yen

SEK—Swedish Krona

(a)	All or partial principal amount of $87,789,745 represents to-be-announced (“TBA”) mortgage dollar rolls.
(b)	Represents actual principal amount (not rounded to nearest thousand).
(c)	All or portion of securities on loan with an aggregate market value of $36,663,792; cash collateral of $37,443,517 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	All or partial principal amount pledged as collateral for financial future contracts and written options.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series and the Dryden Short-Term Core Bond Series.
(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and forward currency contracts as follows:

Open futures contracts outstanding at August 31, 2006:

Number of Contracts	Type	Expiration Date	Value at August 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
348	2 Yr. U.S. T-Notes	Dec. 2006	$71,111,625	$70,987,304	$124,321
101	10 Yr. U.S. T-Notes	Dec. 2006	10,844,875	10,783,447	61,428
101	30 Yr. U.S. Long Bond	Dec. 2006	11,217,312	11,210,395	6,917
	Short Positions:
327	5 Yr. U.S. T-Notes	Dec. 2006	34,370,765	34,319,073	(51,692)

					$140,974

Forward foreign currency contracts outstanding at August 31, 2006:

Sales Contracts	Value Receivable at Settlement Date	Value at August 31, 2006	Unrealized Appreciation (Depreciation)
Australian Dollars, Expiring 9/21/06	$4,526,667	$4,521,777	$4,890
Euros, Expiring 9/26/06	4,222,877	4,218,650	4,227
Japanese Yen, Expiring 9/26/06	921,505	912,247	9,258
Swedish Krona, Expiring 9/25/06	15,663,664	15,521,323	142,341

	$25,334,713	$25,173,997	$160,716

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2006 was as follows:

Mortgage Backed Securities	43.4%
U.S. Government Agency Securities	24.9
Affiliated Mutual Funds (including 4.0% of collateral received for securities on loan)	15.7
U.S. Government Treasury Obligations	9.1
Collateralized Mortgage Obligations	7.1
Commercial Mortgage Backed Securities	6.0
Small Business Administration Agency	3.3
Sovereign Bonds	2.7
Corporate Bonds	1.0

113.2
(13.2)

100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	13

Statement of Assets and Liabilities

as of August 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $36,663,792:
Unaffiliated investments (cost $938,084,552)	$931,961,636
Affiliated investments (cost $146,223,996)	146,261,522
Foreign currency, at value (cost $188)	195
Receivable for investments sold	139,195,623
Dividends and interest receivable	5,321,567
Receivable for Fund shares sold	1,128,180
Unrealized appreciation on forward currency contracts	160,716
Due from broker—variation margin	135,264
Receivable for securities lending, net	2,546
Prepaid expenses	330

Total assets	1,224,167,579

Liabilities
Payable for investments purchased	225,986,534
Payable to broker for collateral for securities on loan	37,443,517
Securities sold short, at value (proceeds $21,479,219)	21,580,625
Payable for Fund shares reacquired	3,398,426
Dividends payable	631,523
Accrued expenses	508,632
Transfer agent fee payable	447,203
Management fee payable	395,064
Distribution fee payable	227,038
Payable to custodian	76,875
Deferred trustees’ fees	60,427
Outstanding option written (premium received $60,119)	713

Total liabilities	290,756,577

Net Assets	$933,411,002

Net assets were comprised of:
Common stock, at par	$1,064,932
Paid-in-capital in excess of par	1,018,108,870

1,019,173,802
Distribution in excess of net investment income	(1,065,447)
Accumulated net realized loss on investments and foreign currency transactions	(78,872,128)
Net unrealized depreciation on investments and foreign currencies	(5,825,225)

Net assets, August 31, 2006	$933,411,002

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($744,629,382 ÷ 84,950,318 shares of common stock issued and outstanding)	$8.77
Maximum sales charge (4.50% of offering price)	.41

Maximum offering price to public	$9.18

Class B
Net asset value, offering price and redemption price per share ($73,604,215 ÷ 8,382,076 shares of common stock issued and outstanding)	$8.78

Class C
Net asset value, offering price and redemption price per share ($10,652,475 ÷ 1,213,134 shares of common stock issued and outstanding)	$8.78

Class R
Net asset value, offering price and redemption price per share ($68,776 ÷ 7,837 shares of common stock issued and outstanding)	$8.78

Class Z
Net asset value, offering price and redemption price per share ($104,456,154 ÷ 11,939,866 shares of common stock issued and outstanding)	$8.75

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	15

Statement of Operations

Six Months Ended August 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income (net of foreign withholding taxes of $33,883)	$22,405,373
Affiliated dividend income	3,264,348
Affiliated income from securities loaned, net	66,821

Total income	25,736,542

Expenses
Management fee	2,379,054
Distribution fee—Class A	945,157
Distribution fee—Class B	399,336
Distribution fee—Class C	41,186
Distribution fee—Class R	53
Transfer agent’s fees and expenses (including affiliated expense of $703,600) (Note 3)	846,000
Custodian’s fees and expenses	107,000
Reports to shareholders	73,000
Legal fees and expenses	24,000
Directors’ fees	17,000
Insurance	17,000
Audit fee	12,000
Registration fees	11,000
Miscellaneous	25,377

Total expenses	4,897,163

Net investment income	20,839,379

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(13,070,321)
Foreign currency transactions	(810,876)
Financial futures transactions	(1,011,880)
Written option transactions	(84,413)
Short sales	(114,960)
Swaps	39,810

(15,052,640)

Net change in unrealized appreciation/depreciation on:
Investments	3,303,813
Foreign currencies	180,229
Financial futures contracts	133,511
Written options	3,562
Short sales	(101,406)
Swaps	(59,633)

3,460,076

Net loss on investments and foreign currency transactions	(11,592,564)

Net Increase In Net Assets Resulting From Operations	$9,246,815

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$20,839,379	$38,070,446
Net realized loss on investments and foreign currency transactions	(15,052,640)	(406,990)
Net change in unrealized appreciation/depreciation on investments and foreign currencies	3,460,076	(15,077,132)

Net increase in net assets resulting from operations	9,246,815	22,586,324

Dividends from net investment income (Note 1)
Class A	(17,557,229)	(33,339,642)
Class B	(1,552,073)	(3,534,731)
Class C	(227,594)	(471,565)
Class R	(489)	(98)
Class Z	(2,567,441)	(4,049,964)

	(21,904,826)	(41,396,000)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	99,088,124	145,640,720
Net asset value of shares issued in reinvestment of dividends	17,214,766	31,954,020
Cost of shares reacquired	(158,653,108)	(230,442,462)

Net decrease in net assets from Fund share transactions	(42,350,218)	(52,847,722)

Total decrease	(55,008,229)	(71,657,398)

Net Assets
Beginning of period	988,419,231	1,060,076,629

End of period	$933,411,002	$988,419,231

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Dryden Government Income Fund, Inc., (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund’s investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and

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before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Certain fixed income securities for which daily market daily quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain

Dryden Government Income Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on option written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the

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market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Financial future contracts, swaps and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and

Dryden Government Income Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or loss from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or loss are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50 of 1% of the Fund’s average daily net assets up to and including $1 billion, .45 of 1% of the Fund’s average daily net assets of the next $1 billion, .35 of 1% of the Fund’s average daily net assets of the next $1 billion, and .30 of 1% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50 of 1% for the six months ended August 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended August 31, 2006, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $80,500 in front-end sales charges resulting from sales of Class A share, during the six months ended August 31, 2006. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Dryden Government Income Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that for the six months ended August 31, 2006, it received approximately $110,000 and $500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2006, the Fund incurred approximately $79,800 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended August 31, 2006, PIM has been compensated approximately $28,600 for these services.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable

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Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2006, aggregated $3,074,888,039 and $3,080,218,022, respectively.

Transactions in options written during the six months ended August 31, 2006, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at February 28, 2006	114	$60,119
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Options outstanding at August 31, 2006	114	$60,119

The average balance of dollar rolls outstanding during the six months ended August 31, 2006 was approximately $124,500,000. The amount of dollar rolls outstanding at August 31, 2006 was $108,261,464 (principal $110,000,000), which was 11.5% of total assets.

Note 5. Distributions and Tax Information

As of February 28, 2006, the Fund had a capital loss carryforward for tax purposes of approximately $60,427,000 of which $1,537,000 expires in 2007, $20,444,000 expires in 2008, $21,641,000 expires in 2009, $14,960,000 expires in 2013 and $1,845,000 expires in 2014.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$1,085,229,238	$5,202,776	$(11,426,896)	$(6,224,120)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

Dryden Government Income Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any in the financial statements has not yet been determined.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2006:
Shares sold	6,955,161	$60,585,447
Shares issued in reinvestment of dividends	1,533,933	13,330,980
Shares reacquired	(13,053,214)	(113,799,525)

Net increase (decrease) in shares outstanding before conversion	(4,564,120)	(39,883,098)
Shares issued upon conversion from Class B	608,002	5,317,084

Net increase (decrease) in shares outstanding	(3,956,118)	$(34,566,014)

Year ended February 28, 2006:
Shares sold	12,423,526	$111,530,616
Shares issued in reinvestment of dividends	2,767,256	24,850,656
Shares reacquired	(19,442,744)	(174,569,289)

Net increase (decrease) in shares outstanding before conversion	(4,251,962)	(38,188,017)
Shares issued upon conversion from Class B	1,302,397	11,725,701

Net increase (decrease) in shares outstanding	(2,949,565)	$(26,462,316)

Class B
Six months ended August 31, 2006:
Shares sold	234,367	$2,042,234
Shares issued in reinvestment of dividends	140,576	1,224,593
Shares reacquired	(1,461,131)	(12,731,321)

Net increase (decrease) in shares outstanding before conversion	(1,086,188)	(9,464,494)
Shares reacquired upon conversion into Class A	(606,614)	(5,317,084)

Net increase (decrease) in shares outstanding	(1,692,802)	$(14,781,578)

Year ended February 28, 2006:
Shares sold	538,072	$4,842,226
Shares issued in reinvestment of dividends	309,653	2,787,168
Shares reacquired	(3,071,187)	(27,619,824)

Net increase (decrease) in shares outstanding before conversion	(2,223,462)	(19,990,430)
Shares reacquired upon conversion into Class A	(1,300,185)	(11,725,701)

Net increase (decrease) in shares outstanding	(3,523,647)	$(31,716,131)

Class C
Six months ended August 31, 2006:
Shares sold	90,264	$786,065
Shares issued in reinvestment of dividends	16,616	144,742
Shares reacquired	(197,891)	(1,730,396)

Net increase (decrease) in shares outstanding	(91,011)	$(799,589)

Year ended February 28, 2006:
Shares sold	180,245	$1,621,019
Shares issued in reinvestment of dividends	34,630	311,640
Shares reacquired	(530,811)	(4,773,470)

Net increase (decrease) in shares outstanding	(315,936)	$(2,840,811)

Dryden Government Income Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended August 31, 2006:
Shares sold	7,552	$65,128
Shares issued in reinvestment of dividends	7	58
Shares reacquired	(13)	(114)

Net increase (decrease) in shares outstanding	7,546	$65,072

Year ended February 28, 2006:
Shares sold	—	$—
Shares issued in reinvestment of dividends	11	98
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	11	$98

Class Z
Six months ended August 31, 2006:
Shares sold	4,077,181	$35,609,250
Shares issued in reinvestment of dividends	289,805	2,514,393
Shares reacquired	(3,497,734)	(30,391,752)

Net increase (decrease) in shares outstanding	869,252	$7,731,891

Year ended February 28, 2006:
Shares sold	3,087,138	$27,646,859
Shares issued in reinvestment of dividends	446,914	4,004,458
Shares reacquired	(2,615,639)	(23,479,879)

Net increase (decrease) in shares outstanding	918,413	$8,171,438

Note 7. Other

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

AUGUST 31, 2006	SEMIANNUAL REPORT

Dryden Government Income Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.88

Income from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.09

Less Distributions
Dividends from net investment income	(.20)

Net asset value, end of period	$8.77

Total Return(a):	1.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$744,629
Average net assets (000)	$749,962
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.74	%(c)
Net investment income	4.42	%(c)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	333	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended February 28/29,
2006	2005	2004	2003	2002

$9.04	$9.30	$9.47	$9.09	$8.94

.34	.34	.38	.46	.46
(.13)	(.22)	(.17)	.38	.17

.21	.12	.21	.84	.63

(.37)	(.38)	(.38)	(.46)	(.48)

$8.88	$9.04	$9.30	$9.47	$9.09

2.33%	1.29%	2.34%	9.51%	7.36%

$789,162	$830,603	$909,360	$1,046,220	$952,466
$811,520	$854,446	$973,773	$990,018	$954,797

.97%	.95%	.98%	.94%	.98%
.72%	.70%	.73%	.69%	.73%
3.78%	4.09%	3.95%	4.73%	5.43%

597%	611%	646%	479%	440%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.89

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.06

Less Distributions
Dividends from net investment income	(.17)

Net asset value, end of period	$8.78

Total Return(a):	.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$73,604
Average net assets (000)	$79,216
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.74	%(b)
Expenses, excluding distribution and service (12b-1) fees	.74	%(b)
Net investment income	3.66	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended February 28/29,
2006	2005	2004	2003	2002

$9.06	$9.31	$9.49	$9.09	$8.95

.27	.27	.32	.41	.41
(.14)	(.21)	(.18)	.40	.16

.13	.06	.14	.81	.57

(.30)	(.31)	(.32)	(.41)	(.43)

$8.89	$9.06	$9.31	$9.49	$9.09

1.46%	.65%	1.50%	9.11%	6.62%

$89,585	$123,178	$163,800	$218,806	$153,685
$105,681	$138,570	$192,823	$183,620	$134,237

1.72%	1.70%	1.70%	1.52%	1.55%
.72%	.70%	.73%	.69%	.73%
3.02%	3.34%	3.25%	4.12%	4.87%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.89

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.07

Less Distributions
Dividends from net investment income	(.18)

Net asset value, end of period	$8.78

Total Return(a):	.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,653
Average net assets (000)	$10,893
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.49	%(c)
Expenses, excluding distribution and service (12b-1) fees	.74	%(c)
Net investment income	3.92	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended February 28/29,
2006	2005	2004	2003	2002

$9.06	$9.31	$9.49	$9.09	$8.95

.29	.29	.34	.41	.42
(.14)	(.21)	(.18)	.40	.16

.15	.08	.16	.81	.58

(.32)	(.33)	(.34)	(.41)	(.44)

$8.89	$9.06	$9.31	$9.49	$9.09

1.71%	.90%	1.72%	9.20%	6.71%

$11,597	$14,675	$23,572	$29,986	$18,405
$13,109	$18,930	$27,705	$25,168	$13,454

1.47%	1.45%	1.48%	1.44%	1.48%
.72%	.70%	.73%	.69%	.73%
3.27%	3.59%	3.47%	4.17%	4.97%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	35

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Month Ended August 31, 2006		Year Ended February 28, 2006	May 17, 2004(a) Through February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.88		$9.05	$8.99

Income from investment operations:
Net investment income	.19		.32	.25
Net realized and unrealized gain on investment transactions	(.10)		(.15)	.10

Total from investment operations	.09		.17	.35

Less Distributions
Dividends from net investment income	(.19)		(.34)	(.29)

Net asset value, end of period	$8.78		$8.88	$9.05

Total Return(b):	.96%		2.06%	3.89%
Ratios/Supplemental Data:
Net assets, end of period	$68,776	(d)	$2,585 (d)	$2,535	(d)
Average net assets	$21,024	(d)	$2,562 (d)	$1,642	(d)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.24	%(e)	1.22%	1.20	%(e)
Expenses, excluding distribution and service (12b-1) fees	.74	%(e)	.72%	.70	%(e)
Net investment income	4.37	%(e)	3.51%	4.01	%(e)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	During the period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Figure is actual and not rounded to the nearest thousand.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.86

Income from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.10

Less Distributions
Dividends from net investment income	(.21)

Net asset value, end of period	$8.75

Total Return(a):	1.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$104,456
Average net assets (000)	$103,772
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.74	%(b)
Expenses, excluding distribution and service (12b-1) fees	.74	%(b)
Net investment income	4.68	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended February 28/29,
2006	2005	2004	2003	2002

$9.02	$9.28	$9.46	$9.07	$8.93

.36	.36	.41	.48	.49
(.13)	(.22)	(.18)	.39	.16

.23	.14	.23	.87	.65

(.39)	(.40)	(.41)	(.48)	(.51)

$8.86	$9.02	$9.28	$9.46	$9.07

2.58%	1.54%	2.48%	9.79%	7.61%

$98,073	$91,618	$78,619	$103,816	$78,642
$92,789	$85,837	$97,237	$86,453	$94,143

.72%	.70%	.73%	.69%	.73%
.72%	.70%	.73%	.69%	.73%
4.04%	4.36%	4.22%	4.95%	5.71%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	39

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Government Income Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest-cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Government Income Fund, Inc.

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Government Income Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, performance that was in the second quartile over a five-year period, and

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performance that was in the third quartile over a 10-year period in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund outperformed against its benchmark index over the same time periods. The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s actual management fee of 0.500% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved, which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Government Income Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshiman, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling
(800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Government Income Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Income Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	PGVAX	PGVZX
CUSIP	26243M103	26243M202	26243M301	26243M509	26243M400

MF128E2    IFS-A125161    Ed. 10/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	October 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	October 27, 2006

*	Print the name and title of each signing officer under his or her signature.